ACCOUNTS RECEIVEABLE (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Accounts receivable	$ 6,747,200	$ 4,223,990
Less: Allowance for doubtful accounts	0	0
Total accounts receivable	$ 6,747,200	$ 4,223,990